Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities -Summary of cash flow hedges reclassified to consolidated income statements (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ (54,365)	S/ 52,918
Interest Expenses from Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(85,431)	(58,792)
Interest Income from Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	61,338	44,795
Expenses for Exchange Differences from Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	(167,780)	(17,850)
Income for Exchange Differences from Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
Reclassified gain (loss) for cash flow hedges	S/ 137,508	S/ 84,765